Segment information - Client information(Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment information
Revenues	$ 906,766	$ 785,561	$ 650,752
Revenues | Customers | Revenues over 10% of total revenues
Segment information
Concentration of risk (as a percent)	10.00%
Revenues	$ 314,574	340,538	340,189
Revenues | Customers | Revenues over 5% of the total revenues
Segment information
Concentration of risk (as a percent)	5.00%
Revenues	$ 314,574	$ 388,863	$ 387,114